Incentive and Restricted Stock Plan and Dividend Reinvestment Plan - Summary of Nonstatutory Stock Options Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Outstanding, Beginning of year	675,500	757,050	930,700
Number of Shares, Granted
Number of Shares, Exercised	0	0	0
Number of Shares, Forfeited	(246,600)	(81,550)	(173,650)
Number of Shares Outstanding, End of year	428,900	675,500	757,050
Number of Shares Exercisable, End of year	428,900	675,500	757,050
Weighted Average Exercise Price, Beginning of year	$ 35.18	$ 34.33	$ 32.80
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited	$ 31.39	$ 27.29	$ 26.11
Weighted Average Exercise Price, End of year	$ 37.36	$ 35.18	$ 34.33
Weighted Average Exercise Price, Exercisable at End of Year	$ 37.36	$ 35.18	$ 34.33
Weighted Average Remaining Contractual Term, Outstanding	1 year 4 months 24 days	2 years	2 years 9 months 18 days
Weighted Average Remaining Contractual Term, Exercisable	1 year 4 months 24 days	2 years	2 years 9 months 18 days